Revenue - Contract	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Revenue – Contract
29.	Revenue – Contract Balances

(a)	Details of outstanding contracts as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Accumulated cost	￦	28,057,329	15,689,709
Accumulated contract profit		1,935,732	1,165,262
Accumulated contract loss		(709,097)	(729,880)
Accumulated contract revenue		29,283,964	16,125,091

(b)	Details of due from customers for contract work and due to customers for contract work as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Due from customers for contract work	￦	1,487,559	1,580,558
Due to customers for contract work		(452,839)	(727,902)

	￦	1,034,720	852,656

(c)	Details of provisions of construction loss as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Infrastructure-Construction segment	￦	52,492	113,391
Others		857	915

	￦	53,349	114,306

(d)
For the years ended December 31, 2023, 2024 and 2025, the total contract revenues and the estimated total contract costs have changed and the impact of such changes on profit before income tax for the current and future periods are as follows:

(in millions of Won)	2023		2024	2025
Changes in total contract revenues	￦	1,362,828	1,346,547	1,198,301
Changes in estimated total contract costs		1,419,726	1,578,811	1,242,208
Changes in profit before income taxes of construction contract :
- Current period		(91,397)	(314,409)	(410,413)
- Future periods		34,499	82,145	366,506
The above details of impact on profit for the current and future periods are calculated based on the total contract costs estimated considering the events that occurred for the period from the commencement dates of the contracts to December 31, 2023, 2024 and 2025 and the estimated total contract revenue as of December 31, 2023, 2024 and 2025. The estimated total contract costs and revenue are subject to change in future periods.

(e)	As of December 31, 2025, revenue expected to be recognized in the future in relation to performance obligations that have not been fulfilled (or partially fulfilled) is as follows:

(in millions of Won)	2026		2027	2028	After 2029	Total
Expected revenue	￦	7,319,357	5,242,014	2,928,964	2,330,608	17,820,943

(f)	Uncertainty of estimates

1)	Total contract revenues
Total contract revenues are measured based on contractual amount initially agreed. However, the contract revenues can increase due to additional contract work, claims and incentive payments, or decrease due to penalty when the completion of contract is delayed due to the Company’s fault. Therefore, this measurement of contract revenues is affected by the uncertainty of the occurrence of future events.

2)	Total contract costs
Contract revenues are recognized based on the percentage of completion, which is measured on the basis of the gross cost amount incurred to date. Total contract costs are estimated based on estimates of future material costs, labor costs, outsourcing costs and others. There is an uncertainty in estimates on future contract costs due to various internal and external factors such as fluctuation of market, the risk of business partner and the experience of project performance and others. The significant assumptions including uncertainty of the estimate of total contract costs are as follows:

Inputs used
Material cost	Based on recent purchasing price at market price
Labor cost	Based on average monthly and daily labor cost
Outsourcing cost	Based on historical cost over similar project and actual contractual rate
Management reviews estimated contract costs at each reporting period end and adjusts them, if necessary.